ORANGE COUNTY BANCORP INC., STOCK FUND	12 Months Ended
Dec. 31, 2025
401(K) Plan
ORANGE COUNTY BANCORP INC., STOCK FUND
ORANGE COUNTY BANCORP INC., STOCK FUND

NOTE E – ORANGE COUNTY BANCORP INC., STOCK FUND

The Plan offers as an investment option the opportunity for participants to invest their account balances in Orange County Bancorp, Inc. common stock through the Orange County Bancorp, Inc. Stock Fund.

Each participant invested in the Stock Fund is entitled to exercise voting rights attributable to the participant’s interest in the fund and is notified by the Plan Administrator prior to the time that such rights are to be exercised.

Participants also have the right to receive a distribution from their vested share of the Stock Fund in the form of Orange County Bancorp, Inc. stock from the Plan.

On August 5, 2021, Orange County Bancorp, Inc. announced its initial public offering of common stock. The common stock trades on the Nasdaq Capital Market under the symbol “OBT”. The ESOP includes a cash equivalent component to provide the fund with necessary liquidity. The cash equivalent component is increased by Orange County Bancorp, Inc., dividends and decreased by distributions and administrative fees. The cash equivalent component and the shares of Employer stock together make up the ESOP represents a market value amount of $3,760,136.

The following tables present the components of Employer Stock Fund as of the dates indicated:

At December 31, 2025
131,704 shares of Orange County Bancorp, Inc. Stock	$3,760,136

At December 31, 2024
Fidelity Institutional Money Market Funds	$96,352
125,922 shares of Orange County Bancorp, Inc. Stock	3,498,743
39,146 shares of Orange County Trust Co. Employee Stock Ownership Plan valued at $91.84 per unit at December 31, 2024	$3,595,095

During 2025, the Orange County Bancorp, Inc Stock (“OBT stock”) was measured in shares for accounting purposes as a result of the change in administrator to Principal. During 2024, OBT stock was presented in shares and also measured in stock units within the Employee Stock Ownership Plan.